Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
ROU assets - operating lease	$ 112,827	$ 0	$ 0
Total ROU assets	112,827
Liabilities
Current operating lease liability	18,898	0	0
Long-term operating lease liability	94,173	$ 0	$ 0
Total lease liabilities	$ 113,071